CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Common stock, authorized	496,000,000	496,000,000
Common stock, issued	140,008,760	140,008,760
Common stock, outstanding	137,757,699	137,760,402
Treasury stock, shares	2,251,061	2,248,358